Revenue (Tables)	12 Months Ended
Oct. 31, 2025
Revenue [Abstract]
Schedule of Revenues by Geography

The following table sets forth the breakdown of our revenues by geography for the periods indicated.

	For The Fiscal Year Ended October 31, 2025	For The Fiscal Year Ended October 31, 2024	For The Fiscal Year Ended October 31, 2023
Country/Region	Sales Amount	Sales Amount	Sales Amount
Mainland China	$26,643,100	$17,285,726	$22,768,642
Asia (excluding mainland China)	810,415	1,998,048	1,235,232
North America	345,277	276,746	618,755
Europe	1,266,824	1,806,989	1,415,017
Oceania	41,158	16,650	31,743
South America	62,948	30,170	165,067
Africa	51,124	19,771	25,812
Total	$29,220,846	$21,434,100	$26,260,268